Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	22,388,976	21,888,976	13,303,795
Common stock outstanding	22,388,976	21,888,976	13,303,795
Interest rate	12.00%	12.00%
Convertible bridge loans related party amount (in Dollars)	$ 424
Related Party
Accounts payable and accrued expenses - related party amounts (in Dollars)		688	$ 81
Other current liabilities - related party amounts (in Dollars)		$ 202